PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Schedule of property, plant and equipment along with respective useful lives

		December 31,
	Useful Lives	2015	2014
		($ in millions)
Land and improvements to land	10-20 Years	$280.4	$157.3
Buildings and building equipment	10-30 Years	380.4	212.1
Machinery and equipment	3-15 Years	4,665.8	1,846.1
Leasehold improvements		2.7	2.6
Construction in progress		123.5	43.6
Property, plant and equipment		5,452.8	2,261.7
Accumulated depreciation		(1,499.4)	(1,330.7)
Property, plant and equipment, net		$3,953.4	$931.0